UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX
                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                       SCUDDER INTERNATIONAL RESEARCH FUND

Investment Company Act file number  811-08395

                    Scudder International Research Fund, Inc.
                    -----------------------------------------
               (Exact name of registrant as specified in charter)


                               222 Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)

                                  John Millette
                                    Secretary
                             Two International Place
                                Boston, MA 02110
                                ----------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/1/03-6/30/04
                         ----------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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ProxyEdge -  Investment Company Report                   Report Date: 12/02/2004
Meeting Date Range: 07/01/2003 to 06/30/2004
Selected Accounts: Scudder Int'l Research Fund

No proxies received or voted for this Fund.


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                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Scudder International Research Fund, Inc.





By (Signature and Title)* /s/Julian Sluyters
                          ------------------
                          Julian Sluyters, Chief Executive Officer

Date  12/8/04
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* Print the name and title of each signing officer under his or her signature.